RENTAL INCOME (Schedule of future minimum non-cancelable rental income) (Details)	Jul. 31, 2019 USD ($)
2020	$ 16,158,995
2021	14,530,424
2022	11,917,234
2023	10,669,954
2024	9,470,990
After 2024	67,475,366
Total	130,222,963
Company Owned Property [Member]
2020	10,038,712
2021	9,521,380
2022	7,878,165
2023	7,399,288
2024	6,483,940
After 2024	52,632,826
Total	93,954,311
Leased Property [Member]
2020	6,120,283
2021	5,009,044
2022	4,039,069
2023	3,270,666
2024	2,987,050
After 2024	14,842,540
Total	$ 36,268,652